Financial Risk Management - Additional Information (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Transfer between fair value hierarchy categories	$ 0
Commodity price risk [member] | Shares and other investments available for sale and other derivative contracts [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%
Increase/(decrease) profit after taxation, due to reasonable possible change in risk	36,000,000		$ 45,000,000
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,019,000,000	$ 3,019,000,000
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 3,847,000,000	$ 3,757,000,000